Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Stockholders' Equity
5. STOCKHOLDERS’ EQUITY
Preferred Stock
Preferred stock of 50.0 million shares, with a $0.0001 par value, is authorized but unissued.
Follow-on
Public Offerings
During the February 2022 Offering, the Company issued 3,880,000 shares of its common stock,
Pre-Funded
Warrants to purchase up to 3,880,000 shares of its common stock, and Common Warrants to purchase up to 7,760,000 shares of its common stock. The aggregate offering price for each share of common stock and accompanying Common Warrant was $1.41 per share. The aggregate offering price for each
Pre-Funded
Warrant and accompanying Common Warrant was $1.4099 per share. In the aggregate, the Company received net proceeds of $10.0 million, after deducting approximately $0.9 million of underwriting discounts and estimated other offering expenses.
Pre-Funded
Warrants
Each
Pre-Funded
Warrant entitled the holder to purchase one share of the Company’s common stock at an exercise price of $0.0001 per share. The
Pre-Funded
Warrants were recorded as a component of stockholders’ equity within additional paid-in
capital. The
Pre-Funded
Warrants were exercised in full on May 4, 2022, and subsequently settled with the counterparty.
Common Stock Warrants
Each Common Warrant entitles the holder to purchase one share of common stock at an exercise price of $1.41 per share. The Common Warrants became exercisable on August 23, 2022, and expire on August 23, 2027. The Common Warrants are recorded as a liability in the Company’s consolidated balance sheet. Per the terms of the Common Warrants, a holder of an outstanding warrant is not entitled to exercise any portion of such warrant if, upon exercise of such portion of the warrant, the holder’s ownership of the Company’s common stock (together with its affiliates) or the combined voting power of the Company’s securities beneficially owned by such holder (together with its affiliates) would exceed the 4.99 percent after giving effect to the exercise.

Warrant transactions for the year ended December 31, 2022, are as follows:

	Number of Pre-Funded Warrants	Weighted Average Exercise Price	Number of Common Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2021:
Issued	3,880,000	$0.0001	7,760,000	$1.41
Forfeited/canceled	—	—	—	—
Exercised	3,880,000	$0.0001	—

Outstanding as of December 31, 2022:	—	—	7,760,000	$1.41

Exercisable as of December 31, 2022:	—	—	7,760,000	$1.41

On October 20, 2020, the Company completed a
follow-on
offering of its common stock. It sold an aggregate of 3,750,000 shares of common stock at a price of $4.00 per share. In the aggregate, the Company received net proceeds from the follow-on
offering of $14.0 million, after deducting $1.0 million of placement and agent fees and other offering expenses. As part of the follow-on
offering, Cellectis purchased 1,250,000 shares of common stock for a value of $5.0 million, the proceeds of which are included in the net proceeds of $14.0 million.
ATM Facility
On September 21, 2021, the Company entered into an ATM Facility with Jefferies LLC, as sole selling agent. The Company issued approximately 1.4 million shares of common stock under the ATM Facility in 2021. In the aggregate, the Company received net proceeds from the ATM Facility of $4.1 million through early January 2022.
On October 3, 2022, the Company entered into an amendment to the Open Market Sale Agreement that enables
it, subject to the applicable baby shelf rules, to offer and sell up to
15,661,000
shares of its common stock. At its discretion, the Company determines the timing and number of shares to be issued under the ATM Facility. During the fourth quarter of 2022, the Company issued approximately
2.0
 million shares of common stock under the ATM Facility for proceeds of $
0.1
 million net of commissions and payments for other share issuance costs. From December 31, 2022, through the date of this report, the Company has not issued any additional shares under the ATM Facility.